Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
The following table provides information on compensation for the principal executive officer (“PEO”), the average compensation for the other Named Executive Officers
(“Non-PEO
NEOs”) and certain measures of the Company’s financial performance for the last five fiscal years ended December 31, 2024:

Year	Summary Compensation Table Total for PEO ($) (a)	Compensation Actually Paid to PEO ($) (a) (b) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (a)	Average Compensation Actually Paid to Non-PEO NEOs ($) (a) (b) (c)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Bil.)	After-Tax Return on Revenue (%)
					Total Shareholder Return ($) (d)	Peer Group Total Shareholder Return ($) (d) (e)
2024	12,184,223	14,674,324	3,472,278	4,009,204	237.19	260.91	4.2	12.4
2023	20,908,665	27,166,311	5,318,704	6,468,126	214.05	214.49	4.6	13.1
2022	13,255,737	15,910,278	3,658,626	4,472,884	138.09	177.56	3.0	10.4
2021	12,800,753	10,086,318	3,743,979	3,261,059	118.03	162.88	1.9	7.9
2020	8,770,878	6,840,581	3,762,789	3,143,617	111.74	133.64	1.3	6.9

(a)
R. P. Feight was the PEO in 2024, 2023, 2022, 2021 and 2020. H. C. Schippers, C. M. Dozier, D. C. Siver and K. D. Baney were the
Non-PEO
NEOs in 2024. H. C. Schippers, C. M. Dozier, D. C. Siver and T. R. Hubbard were the
Non-PEO
NEOs in 2023. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the
Non-PEO
NEOs in 2022 and 2021. H. C. Schippers, M. T. Barkley, T. K. Quinn and D. C. Siver were the
Non-PEO
NEOs in 2020.

(b)	The “compensation actually paid” to our PEO and Non-PEO NEOs in 2024 reflects the following adjustments from the Summary Compensation Table:

PEO
Summary Compensation Table Total	$12,184,223
Deducted Change in Pension Value in Summary Compensation Table	($1,243,176)
Added pension plan service cost and prior service cost	$512,782
Deducted Stock and Option Awards values reported in Summary Compensation Table	($6,630,716)
Added fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$6,438,174
Added change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$3,053,728
Added dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$359,309
Compensation Actually Paid	$14,674,324

Non-PEO NEOs
Average Summary Compensation Table Total	$3,472,278
Deducted average Change in Pension Value in Summary Compensation Table	($381,130)
Added average pension plan service cost and prior service cost	$201,072
Deducted average Stock and Option Awards values reported in Summary Compensation Table	($1,485,398)
Added average fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$1,485,208
Added average change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$654,636
Added average dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$62,538
Average Compensation Actually Paid	$4,009,204

(c)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (
i.e.,
term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted stock/RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of fiscal year end and as of each date of vest.

(d)
Total shareholder return is based on a $100 investment as of December 31, 2019 and determined using S&P’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.

(e)
The Peer Group for 2024 is the same as for 2023. Total shareholder return reflects revisions to the composition of the Peer Group in prior years due to (i) acquisitions of prior Peer Companies by current Peer Companies, and (ii) the inclusion of Peer Companies only for full years during which they were publicly traded.

Company Selected Measure Name	After-Tax Return on Revenue
Named Executive Officers, Footnote	R. P. Feight was the PEO in 2024, 2023, 2022, 2021 and 2020. H. C. Schippers, C. M. Dozier, D. C. Siver and K. D. Baney were the
Non-PEO
NEOs in 2024. H. C. Schippers, C. M. Dozier, D. C. Siver and T. R. Hubbard were the
Non-PEO
NEOs in 2023. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the
Non-PEO
NEOs in 2022 and 2021. H. C. Schippers, M. T. Barkley, T. K. Quinn and D. C. Siver were the
Non-PEO
	NEOs in 2020.
Peer Group Issuers, Footnote
(d)
Total shareholder return is based on a $100 investment as of December 31, 2019 and determined using S&P’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.

(e)
The Peer Group for 2024 is the same as for 2023. Total shareholder return reflects revisions to the composition of the Peer Group in prior years due to (i) acquisitions of prior Peer Companies by current Peer Companies, and (ii) the inclusion of Peer Companies only for full years during which they were publicly traded.

PEO Total Compensation Amount	$ 12,184,223	$ 20,908,665	$ 13,255,737	$ 12,800,753	$ 8,770,878
PEO Actually Paid Compensation Amount	$ 14,674,324	27,166,311	15,910,278	10,086,318	6,840,581
Adjustment To PEO Compensation, Footnote
(b)	The “compensation actually paid” to our PEO and Non-PEO NEOs in 2024 reflects the following adjustments from the Summary Compensation Table:

Non-PEO NEO Average Total Compensation Amount	$ 3,472,278	5,318,704	3,658,626	3,743,979	3,762,789
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,009,204	6,468,126	4,472,884	3,261,059	3,143,617
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the most important financial performance measures used to link compensation actually paid to the PEO and
Non-PEO
NEOs for the fiscal year ended December 31, 2024:

•	Net Income

•	After-Tax Return on Revenue

•	Three-Year Change in Net Income

•	Return on Sales

•	Return on Capital
The Company’s use of these financial performance measures is described in the Compensation Discussion and Analysis section under the headings “Annual Incentive Cash Compensation (“IC”)” and “Long-Term Incentive Compensation (“LTIP”).”

Total Shareholder Return Amount	$ 237.19	214.05	138.09	118.03	111.74
Peer Group Total Shareholder Return Amount	260.91	214.49	177.56	162.88	133.64
Net Income (Loss)	$ 4,200,000,000	$ 4,600,000,000	$ 3,000,000,000	$ 1,900,000,000	$ 1,300,000,000
Company Selected Measure Amount	12.4	13.1	10.4	7.9	6.9
PEO Name	R. P. Feight
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	After-Tax Return on Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Change in Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Capital
PEO | Change in Pension Value in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,243,176)
PEO | Pension Plan Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,782
PEO | Stock And Option Awards Values Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,630,716)
PEO | Fair Value At Fiscal Yearend Of Stock And Option Awards Granted During Covered Year That Remain Outstanding And Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,438,174
PEO | Change As Of Covered Year Fiscal Year End From Prior Fiscal Year End In Fair Value Of Stock And Option Awards Granted In A Prior Fiscal Year That Remain Outstanding And Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,053,728
PEO | Dollar Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards During Fiscal Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,309
Non-PEO NEO | Change in Pension Value in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,130)
Non-PEO NEO | Pension Plan Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,072
Non-PEO NEO | Stock And Option Awards Values Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,485,398)
Non-PEO NEO | Fair Value At Fiscal Yearend Of Stock And Option Awards Granted During Covered Year That Remain Outstanding And Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,485,208
Non-PEO NEO | Change As Of Covered Year Fiscal Year End From Prior Fiscal Year End In Fair Value Of Stock And Option Awards Granted In A Prior Fiscal Year That Remain Outstanding And Unvested As Of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,636
Non-PEO NEO | Dollar Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards During Fiscal Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 62,538